Dear Fellow Shareholder:
We are pleased to present the Annual Reports for the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund for the year ended September 30, 1995.

The Thornburg Limited Term Income Fund celebrated its third anniversary a short time ago. The last three years have been volatile ones in the bond markets. Interest rates have been all over the board. Those of you who have stayed the course have likely done quite well in these Funds. If you did not panic and sell when interest rates rose in 1994, the drop in interest rates in 1995 has given the Funds' net asset values a nice recovery. Thornburg Limited Term Income Fund and Thornburg Limited Term U.S. Government Fund do not try to earn spectacular capital gains in rising markets... they try to avoid the spectacular losses in falling markets.
They are designed, through laddered maturity structured portfolios with an average maturity of five years or less, to provide a less volatile ride through the gyrations of rising and falling interest rates. And, over time, this strategy has worked. Since it does not take too many years for a significant portion of our portfolios to mature, recovery from interest rate movements is built into the portfolios, although this takes time to develop. Of course, your Funds are managed bond portfolios and do not always hold every bond to maturity.

For the three year period ending November 2, 1995, the Thornburg Limited Term Income Fund "A" Shares had the best return among the Lipper Analytical Services, Inc. category of short investment grade bond funds - according to data taken from The Wall Street Journal mutual fund listings November 3, 1995. It also had the sixth best return for the one year period ending on the same date. These total returns brought your fund "A" grades for both 1 and 3 year performance relative to other mutual funds with similar investment objectives.* Although there are now 118 mutual funds in the short investment grade bond funds category, 107 funds had a one year history and 60 had a three year history. As you know, the Thornburg Limited Term Income Fund "C" Shares participate in the same portfolio as the "A" Shares. Look at the Wall Street Journal mutual fund listings printed on Fridays - I think you will see that the grades these Funds have received are something of which you can be proud.

Interest rates do not fall forever, just as they do not increase forever. You should not have the jittery nerves of others who had taken more extreme positions. Your investment in the Thornburg Limited Term U.S. Government Fund or the Thornburg Limited Term Income Fund is not extreme. The Funds are capitalized with 100% equity dollars from investors like you. We feel the Thornburg Limited Term U.S. Government Fund and the Thornburg Limited Term Income Fund are appropriate investments for investors who do not want the price volatility of potentially higher yielding longer term bonds or bond funds.

Thank you for investing in our funds. We continue to grow at a steady pace and we continue to get a great deal of repeat business from existing shareholders. While past performance is no guarantee of future results, we feel that we are well positioned, and we will maintain a steady course.

Sincerely,



Steven J. Bohlin
Managing Director


* The rankings are determined by Lipper based on total return (net asset value change plus accumulated income after subtracting annual expenses), but do not reflect sales charges or redemption fees. The three year returns are annualized. An "A" grade is assigned to the top 20% of funds within an investment objective. The Thornburg Limited Term Income Fund "A" Shares have a 2.5% maximum sales charge. The adviser assumed some fund expenses and waived some fees in the time period discussed. Had the adviser not done so, the returns would have been lower.

Thornburg Investment Trust	               Limited Term	         Limited Term
September 30, 1995	                     U. S. Government 	         Income
                                             	Fund                 	Fund
ASSETS

Investments at value (cost $ 140,199,343
and $ 22,776,986, respectively)	        	$ 143,976,335      	$  23,343,368
Cash	                                        		525,174	            450,879
Receivable for fund shares sold	              	232,673	             69,703
Interest receivable                        		1,483,072	            432,842
Principal receivable	                         	116,722	             28,508
Prepaid expenses and other assets	             	20,370             	33,868

	            	TOTAL ASSETS	                146,354,346	         24,359,168

LIABILITIES

Payable for securities purchased	             	724,642	                 --
Payable for fund shares redeemed	             	132,153              	4,145
Accounts payable and accrued expenses	        	196,270             	50,122
Dividends payable	                            	235,477	             49,940

	            	TOTAL LIABILITIES             	1,288,542            	104,207

NET ASSETS	                             	$ 145,065,804       	$ 24,254,961

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price
per share ($ 142,848,536 and                  	$ 12.40            	$ 12.11
$ 23,222,495 applicable to 11,522,086
and 1,917,639 shares of beneficial interest outstanding)

Maximum sales charge, 2.50% of offering
price (2.57% of net asset value per share)	       	.32	                .31

Maximum Offering Price Per Share              	$ 12.72            	$ 12.42

Class C Shares:
Net asset value, offering and redemption price
per share ($ 2,217,268                        	$ 12.45	            $ 12.08
and $ 1,032,466 applicable to 178,061 and 85,477 shares of beneficial interest outstanding)

See notes to financial statements.

Thornburg Investment Trust
Year Ended September 30, 1995

INVESTMENT INCOME:
Interest income
  (net of premium amortized of $ 790,122 and
  $ 79,777, respectively)	                   	$ 10,958,369   	$ 1,578,325

EXPENSES:
Investment advisory fees (Note 3)	                	759,363	       134,611
Distribution and service fees (Note 3)
  Class A Shares	                                 	345,423        	52,571
  Class B Shares	                                   	3,873	           517
  Class C Shares  	                                	11,219         	3,276
Transfer agent fees	                              	173,783	        58,265
Custodian fees		                                    84,739        	34,538
Registration and filing fees		                      56,435	        36,931
Professional fees		                                 27,939        	10,575
Accounting fees		                                   15,637	         2,173
Other expenses		                                    65,850 	       12,356

	         TOTAL EXPENSES		                       1,544,261	       345,813

Less:
 Investment advisory fees waived by
    	investment adviser (Note 3)	                     	---      	(134,611)
 Expenses assumed by investment adviser (Note 3)  	(24,278)	      (29,130)

   	NET EXPENSES	                                	1,519,983      	182,072

	   NET INVESTMENT INCOME		                       9,438,386	    1,396,253

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments sold	          	(2,412,220)    	(372,541)
Net realized loss on foreign currency transactions     	--        	(2,352)
Unrealized appreciation of investments		          6,368,392	      876,248

    NET REALIZED AND UNREALIZED
	   GAIN ON INVESTMENTS 	                        	3,956,172 	     501,355

   	NET INCREASE IN NET ASSETS
	   RESULTING FROM OPERATIONS                 	$ 13,394,558  	$ 1,897,608

See notes to financial statements.

Thornburg Limited Term U. S.  Government Fund

                                             Year Ended 	      Year Ended
	                                       September 30, 1995 	September 30, 1994
INCREASE (DECREASE) IN
NET ASSETS FROM:
					OPERATIONS:
Net investment income                         	$ 9,438,386   	$ 10,518,163
Net realized loss on investments sold	          (2,412,220)	    (4,564,490)
Unrealized appreciation
(depreciation) of investments	                   6,368,392     	(9,431,806)

	NET INCREASE (DECREASE) IN NET ASSETS
	RESULTING FROM OPERATIONS                     	13,394,558     	(3,478,133)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
   Class A Shares                              	(9,322,160)   	(10,517,883)
   Class B Shares                                 	(31,280)           	(57)
   Class C Shares	                                 (84,946)          	(223)

FUND SHARE TRANSACTIONS - (Note 4):
   Class A Shares	                             (38,472,700)   	(10,008,917)
   Class B Shares	                                 (50,595)        	27,156
   Class C Shares                                1,161,485      	1,006,190

NET INCREASE (DECREASE) IN NET ASSETS         	(33,405,638)   	(22,971,867)

NET ASSETS:
     Beginning of year                        	178,471,442    	201,443,309
     End of year                            	$ 145,065,804  	$ 178,471,442


See notes to financial statements.

Thornburg Limited Term Income Fund



                                              Year Ended    	  Year Ended
                                       	September 30, 1995 	September 30, 1994
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income	                      $1,396,253	       $1,194,266
Net realized loss on investments sold	        (372,541)	        (523,769)
Net realized loss on foreign currency
transactions                                   	(2,352)	         (37,039)
Unrealized appreciation
(depreciation) of investments	                 876,248         	(677,462)

 NET INCREASE (DECREASE) IN NET ASSETS
	RESULTING FROM OPERATIONS	                  1,897,608	          (44,004)

DIVIDENDS TO SHAREHOLDERS:
From net investment income:
   Class A Shares	                          (1,365,616)	      (1,194,154)
   Class B Shares 	                             (4,308)              	(6)
   Class C Shares                              (26,329)            	(106)
From realized gains
   Class A Shares                                  	--	          (53,890)

FUND SHARE TRANSACTIONS - (Note 4):
   Class A Shares 	                          1,067,289	         2,909,927
   Class B Shares                             	(14,656)	           10,120
   Class C Shares	                             954,119	            53,645

NET INCREASE (DECREASE) IN NET ASSETS	       2,508,107         	1,681,532

NET ASSETS:
     Beginning of year                      21,746,854        	20,065,322

     End of year	                          $24,254,961	       $21,746,854


See notes to financial statements.

Note 1 - ORGANIZATION

Thornburg Limited Term U.S. Government Fund (the "Government Fund") and Thornburg Limited Term Income Fund (the "Income Fund"), hereafter referred to collectively as the "Funds", are a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing four series of shares of beneficial interest in addition to those of the Funds: Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund,Thornburg Intermediate Municipal Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes.

On September 1, 1994 the Funds began offering three classes of shares of beneficial interest, Class A, Class B and Class C shares. All shares out= standing prior to September 1, 1994 are considered Class A shares. On September 28, 1995, all existing Class B shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. The Fund no longer offers Class B shares.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, and (iv) the respective classes have different reinvestment priviledges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Funds are limited to distribution fees and minor custody and transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Funds are as follows:

Valuation of Investments: In determining net asset value, the Funds utilize an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include considerstion of yields or prices of obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions.
The valuation procedures used by the pricing service and the portfolio valuations received by the Funds are reviewed by the officers of the Funds under the general supervision of the Trustees. Short-term instruments having a maturity of 60 days or less are valued at amortized cost , which approx-imate market value.

Federal Income Taxes: It is the policy of the Funds to comply with the provisions of the Internal Revenue code applicable to "regulated investment companies" and to distribute all of their taxable income, including any net realized gain on investments to its shareholders. Therefore no provision for federal income taxes is required.

When-Issued and Delayed Delivery Transactions: The Funds may engage in when-issued or delayed delivery transactions. To the extent the Funds engag e in such transactions, they will do so for the purpose of acquiring portfoli
o securities consistent with their investment objectives and not for the pur-pose of investment leverage or to speculate on interest rate changes. At the time the Funds make a commitment to purchase a security on a when-issued basis, they will record the transaction and reflect the value in determining their net asset value. When effecting such transactions, assets of the Funds of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Funds' records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Funds are declared daily as a dividend on shares for which the Funds have received payment. Dividends are paid monthly and are reinvested in additional shares of the Funds at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. The Funds invest in various mortgage backed securities. Such securities pay interest and a portion of principal each month which is then available for investment in securities at pre-vailing prices.

Foreign Currency Transactions: With respect to the Income Fund, portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolios securities and interest denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of interest recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid.



Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") provides investment management and advisory services to the Funds for which fees are computed at the rate of one half of one percent per annum of the average daily net assets of the Government Fund and five-eighths of one percent per annum of the average daily net assets of the Income Fund. The investment advisory agreement provides that if, with respect to any fiscal year of each Fund, its total operating expenses (including investment advisory fees, but excluding interest, taxes, and brokerage comm-issions, extraordinary expenses) exceed the most restrictive of the expense limitations imposed by state securities commissions of the states in which each Fund currently has registered its securities for sale, the investment advisory fees for that fiscal year will be reduced or the Adviser will assume certain Fund expenses by the amount of such excess. For the Government Fund's year ended September 30, 1995, the Adviser assumed certain operating expenses amounting to $24,278. For the Income Fund's year ended September 30, 1995, the Advisor voluntarily waived its advisory fee of $134,611 and assumed certain operating expenses amounting to $29,130.

The Funds have underwriting agreements with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Funds' shares. For the year ended September 30, 1995, the Distributor earned commissions aggregating $16,954 and $ 6,675 from the sale of Class A shares of the Government Fund and Income Fund, respectively, and collected contingent deferred sales charges aggregating $2,944 and $13 from redemptions of Class B shares of the Government Fund and Income fund, respectively.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, each Fund may reimburse to the Adviser an amount not to exceed .25 of 1% annum of its average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various share-holder related services. The Adviser may pay out of its own funds additional expenses for distribution of each Fund's shares.

Each fund has also adopted Distribution Plans pursuant to Rule 12b-1, applic-able only to each Fund's Class B and Class C shares under which the Funds can reimburse the Distributor for certain distribution expenses on a monthly basis at an annual rate of up to .75% of the average daily net assets attribu-table to Class B shares and compensate the Distributor for services in pro-moting the sale of Class C shares of the Funds at an annual rate of up to
 .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Funds under their respective Service and Distribution Plans for the year ended September 30, 1995, are set forth in the statement of operations.

Certain officers and trustees of the Funds are also officers and/or directors of the Adviser and Distributor.

Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1995, there were an unlimited number of shares of beneficial interest of each Fund authorized, and capital paid-in aggregated $148,842,244 and $ 24,653,077 for the Government Fund and Income Fund, respectively. Transactions in shares of beneficial interest were as follows:


	                                             	Government Fund

                               	Year Ended	               Year Ended
                          	September 30, 1995        	September 30, 1994

                           	Shares    	Amount        	Shares     	Amount
CLASS A SHARES:
Shares sold 	              1,186,499 	$14,441,411  	3,790,332	 $47,722,324
Shares issued to
  shareholders in reinvestment
 of distributions	           523,498   	6,335,695    	616,438	   7,669,078

Shares repurchased	       (4,932,085)	(59,249,806)	(5,251,348)	(65,400,319)

Net Increase (Decrease)  	(3,222,088)($38,472,700)  	(844,578)($10,008,917)

CLASS B SHARES:
Shares sold                  	82,523    	$999,563      	2,225	     $27,114
Shares issued to
  shareholders in reinvestment
  of distributions            	2,009      	24,507	          3	          42

Shares repurchased          	(86,760)	 (1,074,665)        	--	          --

Net Increase (Decrease)	      (2,228)	   ($50,595)	     2,228     	$27,156

CLASS C SHARES:
Shares sold	                 129,727	  $1,582,257	     83,170	  $1,005,982
Shares issued to
  shareholders in reinvestment
  of distributions	            6,662      	81,356     	    17         	208

Shares repurchased	          (41,515)	   (502,128)        	--          	--

Net Increase	                 94,874	  $1,161,485 	    83,187  	$1,006,190

	                                            	Income Fund

                                 	Year Ended                 	Year Ended
	                            September 30, 1995	         September 30, 1994

	                            Shares	       Amount	     Shares	      Amount
CLASS A SHARES:
Shares sold 	               440,567	   $5,217,113	    773,717	  $9,448,331
Shares issued to
  shareholders in reinvestment
  of distributions	          70,269	      825,551     	70,466	     855,786

Shares repurchased	        (426,704)	  (4,975,375)	  (609,924)	 (7,394,190)

Net Increase (Decrease)	     84,132	   $1,067,289    	234,259 	 $2,909,927

CLASS B SHARES:
Shares sold	                 17,217     	$204,013        	854	     $10,114
Shares issued to
  shareholders in reinvestment
  of distributions	              89	        1,074	          1           	6

Shares repurchased	         (18,161)    	(219,743)	       ---	         ---

Net Increase (Decrease)       	(855)	    ($14,656)	       855	     $10,120

CLASS C SHARES:
Shares sold	                  92,716	  $1,095,427	      4,525     	$53,627
Shares issued to
  shareholders in reinvestment
  of distributions	            2,170	      24,114	          2	          18

Shares repurchased	          (13,936)	    (165,422)      	---         	---

Net Increase	                 80,950	     $954,119	     4,527	     $53,645

Note 5 - SECURITIES TRANSACTIONS

For the year ended September, 1995, portfolio purchase and sale transactions (excluding short-term securities) were $42,858,309 and $76,920,344 for the Government Fund and $10,726,431 and $9,090,109 for the Income Fund, respectively.

The cost of investments for Federal income tax purposes is $140,219,280 and $22,776,986 for the Government Fund and Income Fund, respectively. At September 30, 1995, gross unrealized appreciation and depreciation of investments, based on cost for Federal income taxes were as follows:

	                                    	Government Fund 	      Income Fund

Gross unrealized
    appreciation	                        $3,802,663            	$632,863

Gross unrealized                            	45,608	              66,481
    depreciation

Net unrealized
    appreciation	                        $3,757,055	            $566,382

Accumulated net realized losses from securities transactions included in net assets at September 30, 1995 aggregated $7,553,432 and $964,990 for the Government Fund and Income Fund, respectively.

For Federal income tax purposes, the Government Fund has capital loss carryforwards of $7,549,978 as of September 30, 1995 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 1996- $14,003, September 30, 1997- $355,975,
September 30, 1998- $79,846, September 30, 1999- $14,742, September 30,
2001- $82,758,  September 30, 2002- $4,590,434 and September 30, 2003-
$2,412,220.

For Federal income tax purposes, the Income Fund has capital loss carryforwards of $964,990 as of September 30, 1995 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002- $590,097 and September 30, 2003- $374,893.




Thornburg Limited Term U. S. Government Fund
Per share operating performance
(for a share outstanding
throughout the period)						 	                                	  9 Mos.	  Year
	                                     Year Ended                	Ended  	Ended
	                                   	September 30,	           Sept. 30	Dec. 31,
	                   1995 	               1994 	      1993  	1992   1991  1990

Class of Shares
             	A     	B**    	C     	A    	B*    	C*   	 A     	A     	A    	A

Net asset value,
beginning of period
         $12.03 	$12.07	$12.08	$12.92	$12.21	$12.21	$12.83	$12.36$12.08	$12.04
Income from investment operations:
Net investment income
            .75	    .69	   .69	   .67	   .06	   .06	   .73	   .84  	.71   	.99
Net realized and unrealized
    gain (loss) on investments
            .37    	.35	   .37	  (.89) 	(.14)	 (.13)	  .09	   .47	  .28   	.04
Total from investment operations
           1.12   	1.04  	1.06  	(.22)	 (.08)	 (.07)	  .82  	1.31	  .99  	1.03
Less distributions from:
    Net investment income
           (.75)  	(.69)	 (.69) 	(.67)	 (.06)	 (.06) 	(.73)	(.84) 	(.71) 	(.99)
Change in net asset value
            .37	    .35	   .37  	(.89)	 (.14)	 (.13)	  .09	  .47	   .28   	.04
Net asset value,
end of period
         $12.40 	$12.42	$12.45	$12.03 $12.07	$12.08	$12.92	$12.83$12.36 $12.08

Total return (a)
          9.66%  9.19% 	9.07%(1.72%)(.60%) (.50%) 	6.61% 	11.01% 	8.41% 	8.95%

Ratios/Supplemental Data
Ratios to average net assets:
    Net investment income
          6.23% 	5.70%	5.68% 	5.38%5.63%(b)5.45%(b)	5.61% 6.56%	7.70%(b)8.20%
Expenses, after expense reductions
           .99% 	1.51%	1.52%	 .95%	1.43%(b)1.63%(b) 1.01% 1.00% 1.00%(b)1.00%
Expenses, before expense reductions
           .99% 	3.79%	2.30%	 .95%	1.43%(b)1.63%(b) 1.01%	1.10%	1.20%(b)1.25%
Portfolio turnover rate
         28.31%	28.31%28.31	80.58% 80.58% 80.58%  	38.88%34.82%33.15% 	69.42%
Net assets at end of period (000)
      $142,849   	$0	$2,217	$177,439 $27 $1,005 $201,44$126,095$49,876 $33,607

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.
*    Sales of Class B and Class C shares commenced on September 1, 1994.
** On September 28, 1995, all Class B shares were converted into Class A shares.


Thornburg Limited Term Income Fund


Per share operating performance
(for a share outstanding
throughout the period)
              		                                    	Year Ended
		                                                 	September 30,
	                                  	1995	             1994	             1993

Class of Shares               	A   	B**  	C      	A     	B*  	   C*     	A

Net asset value,
beginning of period       	$11.83	$11.82 $11.78 $12.55 	$11.92	$11.92	$12.22
Income from investment operations:
Net investment income	        .76	   .72	   .70   	.67    	.06   	.06   	.77
Net realized and unrealized
  gain (loss) on investments 	.28	   .28	   .30  	(.69)  	(.10) 	(.14)  	.33
Total from investment
operations	                  1.04  	1.00  	1.00	 (.02)   	(.04)	 (.08) 	1.10
Less distributions from:
    Net investment income   	(.76) 	(.72)	 (.70)	(.67)	   (.06)	 (.06)	 (.77)
    Realized capital gain     	--    	--	    --	 (.03)	     --	    --    	--
Change in net asset value    	.28	   .28	   .30	 (.72)	   (.10)	 (.14)	  .33
Net asset value, end of period
                           $12.11	$12.10	$12.08	$11.83  	$11.82	$11.78	$12.55

Total return (a)            	9.22%	9.22%  	8.87%	(.14%) (.37%)  (.72%) 	9.35%

Ratios/Supplemental Data

Ratios to average net assets:
    Net investment income  	6.50%	5.96%   6.03% 	5.51%	5.13%(b)	5.14%(b) 	5.85%
    Expenses, after expense
    reductions	              .83%	1.40%	  1.36%  	.66%	1.14%(b) 1.20%(b)  	.37%
    Expenses, before expense
    reductions	             1.48%19.72%  	4.75%	 1.47%	1.14%(b) 1.20%(b) 	2.10

Portfolio turnover rate   	43.12	43.12% 	43.12%	84.35%	84.35% 	84.35%   	93.88%
Net assets at
end of period (000)     	$23,222 	$0   	$1,032	$21,683 	$10    	$53   	$20,065

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b)  Annualized.
 *   Sales of Class B and Class C shares commenced on September 1, 1994.

Thornburg Limited Term U. S. Government Fund
September 30, 1995   CUSIPS:  Class A - 885-215-103,   Class C  - 885-215-830
NASDAQ Symbols:  Class A - LTUSX

  PRINCIPAL ISSUE NAME                                                VALUE
  U.S. Government Agencies (59%) (Cost $82,358,513)

	$1,207,012 Bear Stearns Secured Investors Trust, Collateralized
            Mortgage Oblig. Series 1, Class D, 9.00% due 6/1/17   $1,226,239
 	1,077,579	Collateralized Mortgage Security Corp. Series 1989-2,
            Class F, 9.30% due 2/25/19                            	1,106,199
   	988,556 Collateralized Mortgage Security Corp. Series 1990-5,
            Class E, 9.25% due 9/20/98	                              999,984
		   92,934	Federal Home Loan Mortgage Corporation, Pool# M30002,
            9.00% due 11/1/05	                                        96,187
	  	810,227	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation	Series 124, Class A, 8.50%
            due 3/15/97	                                             826,432
		1,269,383	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation Series 150, Class E, 9.00%
            due 1/15/06	                                           1,269,383
  4,100,000	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation	Series 1143, Class VC, 7.50%
            due 9/15/00	                                           4,178,146
		5,000,000	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation Series 1216, Class E, 7.00%
            due 3/15/05	                                           5,046,850
		  569,996	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation Series 1311, Class E, 7.50%
            due 8/15/16	                                             571,420
		2,000,000	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation Series 1330, Class E, 7.00%
            due 9/15/99	                                           2,021,240
		2,103,541	Federal Home Loan Mortgage Corporation, Pool #E00107,
            8.00% due 7/1/07                                      	2,162,041
		2,000,000	Federal Farm Credit Bank Medium Term Note, 7.95%
            due 1/2/98	                                            2,079,900
		1,600,000	Federal Home Loan Bank, 8.25% due 9/25/96	             1,636,992
		7,000,000	Federal Home Loan Bank, Consolidated Bonds, 4.30%
            due 6/30/97	                                           6,799,100
		2,100,000	Federal Home Loan Bank Board, 7.11% due 8/19/99       	2,166,927
		1,233,977	Federal Home Loan Mortgage Corporation, Pool# 141016,
            9.25% due 11/1/16	                                     1,297,897
	  	265,943	Federal Home Loan Mortgage Corporation, Pool# 180367,
            10.00% due 11/1/10	                                      287,824
	  	704,996	Federal Home Loan Mortgage Corporation, Pool# 181730,
            8.50% due 5/1/08	                                        728,903
		1,792,775	Federal Home Loan Mortgage Corporation, Collateralized
            Mortgage Obligation Series 59, Class D, 9.70%
            due 1/15/16                                           	1,833,112
    413,627	Federal Home Loan Mortgage Corporation, Pool# 160043,
            8.75% due 4/1/08                                        	429,899
		1,018,070	Federal Home Loan Mortgage Corporation, Pool# 200075,
            9.00% due 9/1/04	                                      1,056,563
	  	276,931	Federal Home Loan Mortgage Corporation, Pool# 250714,
            9.75% due 5/1/10                                        	293,145
	  	140,305	Federal Home Loan Mortgage Corporation, Pool# 250936,
            10.50% due 8/1/99	                                       146,093
	  	296,785	Federal Home Loan Mortgage Corporation, Pool# 252986,
            10.75% due 4/1/10	                                       325,713
    115,776 Federal Home Loan Mortgage Corporation, Pool# 256111,
            10.75% due 8/1/00	                                       120,736
	  	483,748	Federal Home Loan Mortgage Corporation, Pool# 256764,
            8.75% due 10/1/14	                                       502,174
	  	515,415	Federal Home Loan Mortgage Corporation, Pool# 213924,
            9.00% due 10/1/01	                                       534,902
		1,135,451	Federal Home Loan Mortgage Corporation, Pool# 216502,
            8.00% due 4/1/02	                                      1,159,931
	  	362,646	Federal Home Loan Mortgage Corporation, Pool# 260486,
            9.00% due 1/1/10	                                        381,021
	  	250,192	Federal Home Loan Mortgage Corporation, Pool# 770297,
            6.625% due 6/1/18	(Adjustable Rate Mortgage)            	248,543
   		51,506	Federal Home Loan Mortgage Corporation, Pool# 220001,
            10.75% due 7/1/00	                                        56,013
	  	469,529	Federal Home Loan Mortgage Corporation, Pool# 220010,
            8.75% due 8/1/01	                                        483,028
	  	133,430	Federal Home Loan Mortgage Corporation, Pool# 272107,
            10.00% due 5/1/16	                                       144,450
	  	354,419	Federal Home Loan Mortgage Corporation, Pool# 276638,
            9.25% due 8/1/16	                                        373,575
	  	443,813	Federal Home Loan Mortgage Corporation, Pool# 279611,
            9.25% due 10/1/16	                                       467,806
	  	146,078	Federal Home Loan Mortgage Corporation, Pool# 431035,
            11.50% due 7/1/10	                                       160,829
	  	279,037	Federal Home Loan Mortgage Corporation, Pool# 294817,
            9.75% due 1/1/17	                                        295,205
	  	179,271	Federal Home Loan Mortgage Corporation, Pool# 298107,
            10.25% due 8/1/17	                                       193,498
    289,937 Federal Home Loan Mortgage Corporation, Pool# 500166,
            12.00% due 9/1/00	                                       303,347
	  	919,540	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 133, Class JB, 8.00%
            due 3/25/98                 	                            924,993
    750,000	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 92-33, Class F, 5.70%
            due 3/25/22                                             	721,403
		1,400,000	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 92-60, Class C, 7.50%
            due 4/25/99	                                           1,440,684
		1,000,000	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 62, Class E, 7.00%
            due 5/25/99	                                           1,010,620
	  	998,000	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 134, Class M, 6.00%
            due 3/25/20	                                             989,577
		1,900,000	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 1993-12, Class EC, 7.50%
            due 9/25/01	                                           1,949,267
	   	81,290	Federal National Mortgage Association, Pool# 02473,
            10.50% due 1/1/01	                                        85,404
		1,414,927	Federal National Mortgage Association, Pool# 08307,
            8.00% due 5/1/08	                                      1,467,987
		  173,858	Federal National Mortgage Association, Pool# 10294,
            8.50% due 9/1/07	                                        179,498
		   30,851	Federal National Mortgage Association, Pool# 16072,
            11.50% due 5/1/00	                                        32,827
	  	305,941	Federal National Mortgage Association, Pool# 19535,
            10.25% due 7/1/08	                                       331,759
    734,223	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 1989-2, Class C, 8.80%
            due 4/25/17	                                             740,647
		  314,654	Federal National Mortgage Association, Collateralized
            Mortgage Obligation Series 1989-37, Class E, 8.00%
            due 1/25/18                                             	315,145
		2,365,662	Federal National Mortgage Association, Pool# 33356,
            9.25% due 8/1/16	                                      2,497,240
	  	146,455	Federal National Mortgage Association, Pool# 38493,
            8.75% due 10/1/08	                                       153,479
	  	213,023	Federal National Mortgage Association, Pool# 40526,
            9.25% due 1/1/17	                                        225,425
	  	110,140	Federal National Mortgage Association, Pool# 50409,
            9.00% due 2/1/98	                                        112,790
	  	695,742	Federal National Mortgage Association, Pool# 58816,
            9.25% due 12/1/02	                                       728,741
		1,231,134	Federal National Mortgage Association, Pool# 64011,
            9.25% due 7/1/03	                                      1,289,527
		5,000,000	Federal National Mortgage Association, Pool# 73040,
            7.625% due 9/1/01	                                     5,218,750
		1,055,757	Federal National Mortgage Association, Pool# 76388,
            9.25% due 9/1/18                                      	1,110,773
	  	343,946	Federal National Mortgage Association, Pool# 77725,
            9.75% due 10/1/18	                                       366,898
	  	112,364	Federal National Mortgage Association, Pool# 95347,
            9.50% due 5/1/97	                                        115,173
	  	375,000	Federal National Mortgage Association, Medium Term Note,
            6.05% due 6/30/03	                                       367,954
	  	883,596	Federal National Mortgage Association, Pool# 112067,
            9.50% due 10/1/16                                       	942,426
		2,552,137 Federal National Mortgage Association, Pool# 156156,
            8.50% due 4/1/21	                                      2,667,059
		  443,105	Federal Home Loan Mortgage Corporation, Pool# D06907,
            9.00% due 4/1/17	                                        467,108
		  342,511	Federal Home Loan Mortgage Corporation, Pool# D06908,
            9.50% due 9/1/17 	                                       363,548
	  	187,975	Government National Mortgage Association, GNMA II
            Pool# 862, 9.00% due 10/20/02	                           194,613
	   	65,014	Government National Mortgage Association, GNMA II
            Pool# 956, 10.00% due 3/20/03	                            67,350
	   	84,136	Government National Mortgage Association, GNMA II
            Pool# 1228, 10.00% due 7/20/04                           	87,159
	  	215,012	Government National Mortgage Association, GNMA II
            Pool# 1408,  9.50% due 5/20/05	                          222,537
		1,715,514 Government National Mortgage Association, Pool# 362865,
            8.00% due 7/15/03                                     	1,758,402
		1,047,448	Government National Mortgage Association, Pool# 19832,
            Project Loan, 8.25% due 7/15/05	                       1,074,284
	  	132,203	Government National Mortgage Association, Pool# 35861,
            10.875% due 2/15/10	                                     146,839
	  	149,062	Government National Mortgage Association, GNMA II
            Pool# 112262, 11.50% due 2/20/99	                        155,630
	   	47,443	Government National Mortgage Association, Pool# 161848,
            9.00% due 8/15/01	                                        49,830
	  	309,688	Government National Mortgage Association, Pool# 276712,
            11.00% due 3/15/00	                                      326,430
	  	512,236	Government National Mortgage Association, Pool# 296697,
            9.50% due 10/15/05	                                      532,725
	  	711,650	Government National Mortgage Association, Pool# 306636,
            8.25% due 12/15/06	                                      727,662
	  	226,573	Small Business Administration Series 1988-10B, 9.80%
            due 6/01/98	                                             240,471
	  	800,000	Tennessee Valley Authority, 8.375% due 10/01/99         	860,752
		1,000,000 Tennessee Valley Authority, 7.45% due 10/15/01	        1,031,030
		4,000,000	Tennessee Valley Authority, 6.00% due 1/15/97	         3,991,880
		2,180,000	Tennessee Valley Authority, 4.375% due 3/04/96	        2,168,424

Total U.S. Government Agencies	                                  $84,463,967

United States Treasury (41%) (Cost $57,840,830)

		1,500,000	United States Treasury Notes, 7.875% due 4/15/98      	1,568,910
		5,000,000	United States Treasury Notes, 8.25% due 7/15/98	       5,294,550
		1,000,000	United States Treasury Notes, 7.875% due 7/31/96	      1,016,720
		1,000,000	United States Treasury Notes, 7.50% sue 11/15/01	      1,070,940
		4,600,000	United States Treasury Notes, 6.375% due 1/15/99	      4,654,602
		1,000,000	United States Treasury Notes, 6.375% due 8/15/02	      1,014,840
		4,600,000	United States Treasury Notes, 6.875% due 7/31/99	      4,736,574
	24,250,000 United States Treasury Notes, 6.875% due 8/31/99     	24,973,620
  1,500,000	United States Treasury Notes, 7.50% due 10/31/99	      1,579,455
 	1,300,000	United States Treasury Notes, 7.75% due 1/31/00       	1,384,097
		6,400,000	United States Treasury Notes, 8.875% due 2/15/99	      6,958,976
		1,300,000	United States Treasury Notes, 8.00% due 1/15/97       	1,334,736
		1,800,000	United States Treasury Notes, 8.50% due 7/15/97       	1,879,038
		1,000,000	United States Treasury Notes, 8.50% due 11/15/95	      1,003,120
		1,000,000	United States Treasury Notes, 7.875% due 1/15/98      	1,042,190

Total United States Treasury	                                    $59,512,368

TOTAL INVESTMENTS  (100%) (Cost $140,199,343)	                  $143,976,335

	  		       See notes to financial statements.


Thornburg Limited Term Income Fund
September 30, 1995 CUSIPS: Class A - 885-215-509, Class C - 885-215-764
NASDAQ Symbols:    Class A - THIFX

  PRINCIPAL ISSUE                                            RATINGS     VALUE

  U.S. GOVERNMENT SECURITIES  (9.3%) (Cost $2,067,938)

  	$750,000	United States Treasury Notes, 8.00% due 5/15/01 	Aaa/AAA	 $818,318
	   500,000	United States Treasury Notes, 6.375% due 1/15/99	Aaa/AAA  	505,935
   	600,000	United States Treasury Notes, 4.75% due 10/31/98	Aaa/AAA  	580,032
   	250,000	United States Treasury Notes, 6.875% due 8/31/99	Aaa/AAA  	257,460

Total U. S. Government Securities	                                 	$2,161,745

	U.S. GOVERNMENTAL AGENCIES  (27.8%) (Cost $6,381,497)
   450,000	Federal Home Loan Mortgage Corp., CMO Series 1019
           Class E, 8.75% due 7/15/20	                       Aaa/AAA  	466,731
  	100,000	Federal Home Loan Mortgage Corp., CMO Series 1060
           Class F, 7.25% due 2/15/01                       	Aaa/AAA  	100,875
	  500,000	Federal Home Loan Mortgage Corp., CMO Series 1208
           Class D, 5.86% due 2/15/22                       	Aaa/AAA  	486,405
  	500,000	Federal Home Loan Mortgage Corp., CMO Series 1327 E,
           7.50% due 7/15/07	                                Aaa/AAA	  512,500
	  500,000	Federal Home Loan Bank Board, 8.65% due 12/28/01	 Aaa/AAA	  503,595
	  900,000	Federal Home Loan Bank Board, 7.11% due 8/19/99	  Aaa/AAA	  928,683
	  132,124	Federal Home Loan Mortgage Corp., Pool #141540,
           9.00% due 5/1/09	                                 Aaa/AAA  	138,819
	  193,898	Federal Home Loan Mortgage Corp., CMO Series 37 C,
           9.00% due 4/15/20 	                               Aaa/AAA	  198,079
	  206,659	Federal Home Loan Mortgage Corp., Pool #216639,
           8.25% due 4/1/02                                 	Aaa/AAA	  211,425
	   49,103	Federal Home Loan Mortgage Corp., Pool #220005,
           8.75% due 4/1/01	                                 Aaa/AAA   	50,514
	   11,315	Federal Home Loan Mortgage Corp., Pool #296006,
           8.00% due 6/1/17	                                 Aaa/AAA   	11,562
	  235,893 Federal Home Loan Mortgage Corp., Pool #503253,
           9.50% due 7/1/05	                                 Aaa/AAA  	246,433
	  913,799	Federal Home Loan Mortgage Corp., Pool #850082,
           9.00% due 10/1/05	                                Aaa/AAA  	948,350
	  180,654	Federal National Mortgage Association, CMO
           Series 91-69 G, 7.50% due 6/25/19	                Aaa/AAA  	181,217
	  870,000	Federal National Mortgage Association, CMO
           Series 92-60 C, 7.50% due 4/25/99	                Aaa/AAA 	 895,282
	  350,000	Federal National Mortgage Association, CMO
           Series 92-150 G, 6.75% due 9/25/18               	Aaa/AAA  	350,763
   	85,046	Federal National Mortgage Association, Pool #1768,
           8.00% due 10/1/06	                                Aaa/AAA	   87,516
    35,392 Federal National Mortgage Association, Pool #103348,
           9.00% due 10/1/97                                	Aaa/AAA   	36,244
	  126,976	Government National Mortgage Association, Pool #305541,
           9.00% due 5/15/03                                	Aaa/AAA	  131,420

Total U. S. Government Agencies	                                   	$6,486,413

MORTGAGE BACKED  SECURITIES  (2.3%) (Cost $543,187)
   	59,603	Collateralized Mortgage Obligation Trust, Series 56 B,
           9.985% due 1/1/19 	                               Aaa/AAA   	63,756
	  500,000	GE Capital Mortgage Services, Series 92-13 G2,
           7.00% due 1/1/08 	                                Aaa/AAA	  478,204

Total Mortgage Backed Securities		                                    $541,960

CORPORATE BONDS (11.4%) (Cost $2,652,265)
		FINANCE
   200,000	General Motors Acceptance Corporation,
          8.625% due 7/15/96   	                               A3/A-  	203,384

		INDUSTRIALS
	   50,000	RJR Nabisco Incorporated, 8.75% due 4/15/04	    Baa3/BBB-   	50,608

		REAL ESTATE
  	345,000	Equitable Lord Realty Corporation, 10.50% due 12/30/97
          (Debt assumed by Equitable Life)	                   A2/AA-  	367,425
	1,000,000 Fisher Brothers Realty Euronotes, 10.75%
           due 12/17/00                                       NR/BBB 1,048,750

		RETAIL
	1,000,000	Tyson Foods Incorporated, 6.75% due 6/1/05	         A3/A- 	 991,850

Total Corporate Bonds		                                             $2,662,017

TAXABLE MUNICIPAL BONDS  (29.5%)(Cost $ 6,722,140)
	  375,000 Baltimore Economic Development Authority, 8.50%
           due 8/1/02 (Arcade LP Project)	                    A/BBB+ 	 394,687
  	120,000	Beaumont Housing Multifamily Mortgage Series 1995B,
           7.50% due 6/15/00 (LOC:FHA)	                       Aaa/NR 	 119,550
	  905,000	Cook County Township High School District # 205
           Series 1995-B, 8.30% due 12/1/97 (Insured: FGIC)	 Aaa/AAA   942,938
	  500,000	Gardena Financing Agency Lease, 6.50% due 7/1/98
		         (Muni. Mutual Insurance Project)	NR/BBB	475,625
	  845,000	Idaho Housing Multifamily Housing Revenue Series
           94-B, 8.15% due 7/1/04	                              A/NR   898,565
	  100,000	Kiryas Joel Village, New York General Obligation
           Series B, 8.50% due 1/1/00	                        Baa/NR 	 104,860
	1,000,000	Los Angeles County Pension Obligation, 8.30%
           due 6/30/02                                     Baa1/BBB+ 1,074,550
  	650,000	Louisiana Public Facilities Authority Revenue
           Refunding Series 1993, 7.00% due 10/1/99
           (Schwegman Westside Expressway Project)	            NR/NR 	 650,000
	  300,000	Massachusetts Industrial Financing Authority Resource
           Recovery Revenue Refunding, 6.95% due 7/1/99
           (Insured: FSA)	                                   Aaa/AAA 	 304,392
  	305,000 New Jersey Economic Development Authority Series B,
           7.10% due 9/15/02	                                  A1/A+  	311,009
   	50,000	New Jersey State Housing & Mortgage Financing Agency
           Series E, 7.40% due 11/1/98	                        NR/A+   	50,888
   	95,000	New Jersey State Housing & Mortgage Financing Agency
           Series E, 7.95% due 11/1/00	                        NR/A+   	99,210
	6,700,000	New Orleans Home Mortgage Authority Single Family
           Mortgage Revenue Refunding Series 1994-A, 0%
           due 10/1/15 (Insured: MBIA)	                      Aaa/AAA 1,079,303
	  100,000 New York City Series D, 10.00% due 8/1/05	       Baa1/BBB+  113,638
	   50,000	Tucson & Pima County IDA SFMR Series A, 7.00%
           due 12/1/03	                                         A1/NR 	 48,687
  	200,000	University of Southern California Revenue,
           9.35% due 10/1/00	                                   Aa/AA 	212,270

Total Taxable Municipal Bonds		                                     $6,880,172

FOREIGN SECURITIES  (19.7%) (Cost $ 4,409,959)
	2,000,000	British Columbia Province, 9.00% due 6/21/04	      Aa1/AA+1,591,026
	2,700,000	Canadian Government Treasury Note, 7.75% due 9/1/99	Aa1/NR2,041,922
	1,572,000	New Zealand Government, 6.50% due 2/15/00	          Aaa/NR	 978,113

Total Foreign Securities		                                          $4,611,061

		Total Investments (100%) (Cost $22,776,986) 	     	              $23,343,368

		 Credit ratings are unaudited.
			See notes to financial statements.

To the Board of Trustees and Shareholders
Thornburg Investment Trust
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income fund, series of Thornburg Investment Trust as of September 30, 1995, the related statement of operations, the statements of changes in net assets, and financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and finan-cial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund as of September 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

/s/ McGaldrey & Pullen

New York, New York
October 27, 1995